Share Based Compensation -the activity for our Incentive Plan (Parenthetical) (Detail) - Two Thousand And Twenty Two Equity Compensation Incentive Plan [Member] - shares		12 Months Ended
	Jun. 29, 2022	Jun. 30, 2022
Service Based Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation share based award equity instruments other than options granted during the period		48.8
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation share based award equity instruments other than options granted during the period	19,200	19.2
Minimum [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation share based award equity instruments other than options vesting percentage		0.00%
Maximum [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation share based award equity instruments other than options vesting percentage		150.00%
Restricted Stock Units (RSUs) [Member] | Service Based Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation share based award equity instruments other than options granted during the period		29,600